Annual Total Returns- Janus Henderson International Opportunities Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson International Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.85%)	20.89%	26.33%	(1.67%)	1.95%	(3.60%)	21.19%	(19.12%)	26.35%	13.44%